Subsequent Events	6 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Securities purchase agreement

On September 22, 2022, the Company entered into certain securities purchase agreement (the “SPA”) with Zhijun Xiao, a non-affiliate non-U.S. person (the “Investor”), pursuant to which Mr. Xiao agreed to purchase 1,625,798 ordinary shares (the “Shares”) of the Company, par value $0.08 per share (the “Ordinary Shares”) at a per share purchase price of $1.35. The SPA was executed on October 11, 2022 and the gross proceeds of this transaction were $2,194,827.

Securities purchase agreement

On December 19, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on December 19, 2022 in the original principal amount of $1,595,000 (the “Note”), convertible into ordinary shares, $0.08 par value per share, of the Company (the “Ordinary Shares”), for $1,500,000 in gross proceeds.

The Note bears interest at a rate of 6% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company. The Note includes an original issue discount of $95,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note.

The Company issued 739,438 Ordinary Shares with a fair value of $340,000 for the Note from September 30, 2022 up through the date the Company issued these financial statements on February 24, 2023. As of February 24, 2023, the Company has issued an aggregate of 2,004,941 Ordinary Shares upon conversion of the Note.

The Company evaluated all events and transactions that occurred after September 30, 2022 up through the date the Company issued these financial statements on February 24, 2023 and concluded that no other material subsequent events.